Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221

www.LincolnFinancial.com

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

April 5, 2024

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Funds Trust (“Trust” or “Registrant”)
	File No.:	[XX]
	PEA No.:	[XX]
	Funds:	Lincoln U.S. Equity Income Maximizer Fund Lincoln Inflation Plus Fund
(the “Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registrant’s initial Registration Statement on Form N-1A.

Please contact me at the above-referenced email or phone number if you need to discuss this matter.

Sincerely,

/s/Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Chief Counsel - Funds Management

cc:	Ronald A. Holinsky, Senior Vice President & Chief Counsel, Investment Management